Loans and Leases - Recorded Investment of Loans by Class of Loan Based on Payment Activity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Consumer	$ 2,764	$ 3,456
Consumer Real Estate	28,910	28,624
Total	31,674	32,080
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer	2,750	3,452
Consumer Real Estate	28,620	28,269
Total	31,370	31,721
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Consumer	14	4
Consumer Real Estate	290	355
Total	$ 304	$ 359